Note 10 - Retirement Savings Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	4.00%	4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount (in Dollars)	$ 39,916	$ 37,730